Geological and geophysical expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Geological and geophysical expenses [Abstract]
Disclosure of detailed information about geological and geophysical expenses [text block]

Amounts in US$ '000	2018	2017	2016
Staff costs (Note 11)	15,005	10,525	9,541
Share-based payment (Note 11)	522	501	898
Allocation to capitalized project	(5,645)	(6,402)	(2,119)
Other services	4,069	3,070	1,962
	13,951	7,694	10,282